Operating Assets and Liabilities - Intangible Assets (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Intangible Assets
Cost at beginning of period	kr 146
Cost at end of period	101	kr 146
Licenses, Rights and Patents
Intangible Assets
Cost at beginning of period	146
Cost at end of period	101	146
Licenses, Rights and Patents | Gross carrying amount [member]
Intangible Assets
Cost at beginning of period	891	891
Additions for the year	10
Cost at end of period	901	891
Licenses, Rights and Patents | Accumulated amortization and impairment
Intangible Assets
Cost at beginning of period	(745)	(637)
Amortization for the year	(55)	(70)
Impairment for the year		(38)
Cost at end of period	kr (800)	kr (745)